Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives
Technology infrastructure	5 years
Computer equipment	5 years
Furniture, fixtures and equipment	5 years
Motor vehicle	5 years
Leasehold improvements	Shorter of the lease term or 5 years

Schedule of Finite-Lived Intangible Assets [Table Text Block]
Securities consulting license and related trademarks		15		years
Completed technology		5		years
Customer relationship	4	-	5	years
Value-added service license	3	-	4	years
Agreement with mobile operators		3		years
Intellectual property		10		years

Schedule of Accounts Receivable by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
	2011		2012
	Amount	%	Amount	%

Client A	$3,551,142	24.7	$3,694,584	18.5
Client B	$2,642,038	18.4	$2,875,230	14.4
Client C	*	*	$3,165,537	15.8